Marketable Securities (Schedule of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities [Abstract]
Trading	$ 613	$ 622
Available for sale	8,357	9,376
Marketable securities	$ 8,970	$ 9,998